December 12, 2023
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account - II
Nationwide Destination B (2.0)	333-177439
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination Future	333-235382
Nationwide O Series	333-258296
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-477-4304 with any questions regarding this filing.
Sincerely yours,
Nationwide Life Insurance Company
/s/ Gary Lim
Gary Lim
Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies